Long-term debt - Financial Covenants (Details)	12 Months Ended
	Dec. 31, 2020 item	Dec. 31, 2019 item
Disclosure of Long-term Debt [Line Items]
Consolidated total debt to consolidated EBITDA	3.48	1.94
Consolidated total senior debt to consolidated EBITDA	2.82	1.56
Consolidated EBITDA to consolidated interest expense	8.12	13.46
Top of range [member]
Disclosure of Long-term Debt [Line Items]
Consolidated EBITDA to consolidated interest expense	2.5
Bottom of range [member]
Disclosure of Long-term Debt [Line Items]
Consolidated total debt to consolidated EBITDA	4.0
Consolidated total senior debt to consolidated EBITDA	3.5